Exhibit 1

KPMG LLP Two Manhattan West 375 9th Avenue, 17th Floor New York, NY 10001

Independent Accountants’ Agreed-Upon Procedures Report

Wells Fargo Commercial Mortgage Securities, Inc.
Wells Fargo Bank, National Association
(together, the “Company”)
Wells Fargo Securities, LLC
JPMorgan Chase Bank, National Association
J.P. Morgan Securities LLC
(collectively, the “Specified Parties”):

Re: JW Commercial Mortgage Trust 2026-MRCO – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “JW 2026-MRCO Securitization Tape.xlsx” provided by the Company on April 16, 2026 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and one related mortgaged property (the “Mortgaged Property”) as of May 15, 2026 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by JW Commercial Mortgage Trust 2026-MRCO, Commercial Mortgage Pass-Through Certificates, Series 2026-MRCO (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term "Provided by the Company” when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the “Calculation Methodology” column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Cut-off Date, Loan Files and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform for the Mortgage Loan and related Mortgaged Property in the Data File and the associated findings are as follows.

A.	We compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Company indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Mortgaged Property, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

2

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Mortgaged Property that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

New York, New York
April 16, 2026

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Loan Number	Provided by the Company
Loan / Property Flag	Provided by the Company
Property Name	Provided by the Company
Original Balance	Draft Loan Agreement
Number of Properties	Appraisal
Street Address	Appraisal
City	Appraisal
State	Appraisal
Zip Code	Appraisal
County	Appraisal
Property Type	Appraisal
Property Sub-Type	Appraisal
Rooms/SF	Underwriting File
Unit of Measure	Underwriting File
Year Built	Appraisal
Year Renovated	Appraisal
Hotel Management Agreement Expiration Date	Provided by the Company
Ownership Interest	Proforma Title Policy
Ground Lease Expiration Date	Provided by the Company
Appraised Value	Appraisal
Appraised Value Type	Appraisal
Value as of Date	Appraisal
Borrower Name	Draft Loan Agreement
Borrower Sponsor	Provided by the Company
Nonrecourse Carve-out Guarantor	Draft Loan Agreement
Loan Purpose	Provided by the Company
Note Date	Provided by the Company
First Payment Date	Draft Loan Agreement
First P&I Payment Date	Draft Loan Agreement
Initial Maturity Date or Anticipated Repayment Date	Draft Loan Agreement
Fully Extended Maturity Date or Anticipated Repayment Date	Draft Loan Agreement
Extension Options Description	Draft Loan Agreement
Lockbox Type	Draft Loan Agreement
Cash Management Status	Draft Loan Agreement
Excess Cash Trap Triggered by DSCR and/or Debt Yield Test (Y/N)	Draft Loan Agreement
Tenant Specific Excess Cash Trap Trigger (Y/N)	Draft Loan Agreement
Original Amort. Term (mos.)	Draft Loan Agreement
Remaining Amort. Term (mos.)	Draft Loan Agreement
Amort. Type	Draft Loan Agreement
A-1

ATTACHMENT A

Attribute	Source Document(s)
Interest Accrual Method	Draft Loan Agreement
Mortgage Rate Index	Draft Loan Agreement
Assumed SOFR	Provided by the Company
Assumed SOFR at Cap	Provided by the Company
Assumed Spread	Provided by the Company
Trustee / Certificate Administrator Fee Rate	Provided by the Company
Servicing Fee Rate	Provided by the Company
Operating Advisor Fee Rate	Provided by the Company
CREFC Fee Rate	Provided by the Company
EU Reporting Administrative Fee	Provided by the Company
Third Most Recent Revenues	Underwriting File
Third Most Recent Expenses	Underwriting File
Third Most Recent NOI	Underwriting File
Third Most Recent ADR ($)	Underwriting File
Third Most Recent RevPAR ($)	Underwriting File
Third Most Recent Hotel Occupancy (%)	Underwriting File
Third Most Recent NOI Date	Underwriting File
Third Most Recent Description	Underwriting File
Second Most Recent Revenues	Underwriting File
Second Most Recent Expenses	Underwriting File
Second Most Recent NOI	Underwriting File
Second Most Recent ADR ($)	Underwriting File
Second Most Recent RevPAR ($)	Underwriting File
Second Most Recent Hotel Occupancy (%)	Underwriting File
Second Most Recent NOI Date	Underwriting File
Second Most Recent Description	Underwriting File
Most Recent Revenues	Underwriting File
Most Recent Expenses	Underwriting File
Most Recent NOI	Underwriting File
Most Recent ADR ($)	Underwriting File
Most Recent RevPAR ($)	Underwriting File
Most Recent Hotel Occupancy (%)	Underwriting File
Most Recent NOI Date	Underwriting File
Most Recent Description	Underwriting File
Underwritten Revenues	Underwriting File
Underwritten Expenses	Underwriting File
Underwritten NOI	Underwriting File
Underwritten Cap Ex	Underwriting File
Underwritten TI/LC	Underwriting File
Underwritten NCF	Underwriting File
Underwritten ADR ($)	Underwriting File
A-2

ATTACHMENT A

Attribute	Source Document(s)
Underwritten RevPAR ($)	Underwriting File
Underwritten Hotel Occupancy (%)	Underwriting File
Tax Escrow in Place (Y/N)	Draft Loan Agreement
Initial Tax Escrow Amount ($)	Draft Loan Agreement
Ongoing Tax Escrow - Monthly ($)	Draft Loan Agreement
Terms or Conditions for Springing Tax Reserve Requirement	Draft Loan Agreement
Insurance Escrow in Place (Y/N)	Draft Loan Agreement
Initial Insurance Escrow Amount ($)	Draft Loan Agreement
Ongoing Insurance Escrow - Monthly ($)	Draft Loan Agreement
Terms or Conditions for Springing Insurance Reserve Requirement	Draft Loan Agreement
Deferred Maintenance Escrow in Place (Y/N)	Draft Loan Agreement
Deferred Maintenance Escrow Amount ($)	Draft Loan Agreement
Cap Ex Escrow in Place (Y/N)	Draft Loan Agreement
Initial Cap Ex Escrow Amount ($)	Provided by the Company
Ongoing Cap Ex Escrow - Monthly ($)	Provided by the Company
Cap Ex Reserve Cap ($ and Description)	Draft Loan Agreement
Terms or Conditions for Springing Cap Ex Reserve Requirement	Draft Loan Agreement
Upfront Debt Service Reserve ($)	Draft Loan Agreement
Monthly Debt Service Reserve ($)	Draft Loan Agreement
Debt Service Reserve Cap ($)	Draft Loan Agreement
Description of "Other" Escrows	Draft Loan Agreement
Initial Other Escrow Amount ($)	Draft Loan Agreement
Ongoing Other Escrow - Monthly ($)	Draft Loan Agreement
Other Reserve Cap ($)	Draft Loan Agreement
Terms or Conditions for Springing Other Reserve Requirement	Draft Loan Agreement
Other Escrow Description/ Release Provisions	Draft Loan Agreement
Phase I Date	Phase I Environmental Report
Phase II Date	Provided by the Company
Engineering Report Date	Engineering Report
Seismic Report Date	Provided by the Company
Earthquake Zone 3 or 4 (Y/N)	Provided by the Company
PML %	Provided by the Company
Earthquake Insurance (Y/N)	Draft Insurance Summary
Windstorm Insurance (Y/N)	Draft Insurance Summary
Flood Zone (Y/N)	Draft Insurance Summary
Flood Insurance (Y/N)	Draft Insurance Summary
Environmental Insurance (Y/N)	Draft Insurance Summary
Environmental Insurance in Lieu of Phase II (Y/N)	Provided by the Company
Due Date	Draft Loan Agreement
Prepayment String	Draft Loan Agreement
Pari Passu (Y/N)?	Provided by the Company
A-3

ATTACHMENT A

Attribute	Source Document(s)
Cut-off Date Pari Passu Mortgage Debt Balance	Provided by the Company
Cut-off Date Mezzanine Debt Balance	Provided by the Company
Mezzanine Debt Interest Rate (%)	Provided by the Company

A-4

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
% by Cut-off Date Balance	Cut-Off Date Balance divided by Cut-Off Date Balance
Cut-Off Date Balance	Set equal to Original Balance
Maturity Date Balance	Set equal to Cut-Off Date Balance
Cut-Off Date Balance per Room or SF	Cut-Off Date Balance divided by Rooms/SF
Original Term to Maturity or ARD (mos.)	Number of payments between and including the First Payment Date and Initial Maturity Date or Anticipated Repayment Date
Remaining Term to Maturity or ARD (mos.)	Original Term to Maturity or ARD (mos.) minus Seasoning (mos.)
Original IO Period (mos.)	Set equal to Original Term to Maturity or ARD (mos.)
Remaining IO Period (mos.)	Original IO Period (mos.) minus Seasoning (mos.)
Seasoning (mos.)	Number of payments between and including the First Payment Date and the Cut-off Date, subject to a minimum of 0
Assumed Mortgage Rate	Sum of Assumed SOFR and Assumed Spread
Assumed Mortgage Rate at Cap	Sum of Assumed SOFR at Cap and Assumed Spread
Underwritten NOI DSCR (x)	Underwritten NOI divided by the product of the Cut-Off Date Balance, Assumed Mortgage Rate, and 365 divided by 360
Underwritten NOI DSCR at Cap (x)	Underwritten NOI divided by the product of the Cut-Off Date Balance, Assumed Mortgage Rate at Cap, and 365 divided by 360
Underwritten NCF DSCR (x)	Underwritten NCF divided by the product of the Cut-Off Date Balance, Assumed Mortgage Rate, and 365 divided by 360
Underwritten NCF DSCR at Cap (x)	Underwritten NCF divided by the product of the Cut-Off Date Balance, Assumed Mortgage Rate at Cap, and 365 divided by 360
Cut-Off Date LTV	Cut-Off Date Balance divided by Appraised Value
Maturity Date LTV	Maturity Date Balance divided by Appraised Value
Underwritten NOI Debt Yield	Underwritten NOI divided by Cut-Off Date Balance
Underwritten NCF Debt Yield	Underwritten NCF divided by Cut-Off Date Balance
Total Trust Exposure	Set equal to Cut-Off Date Balance
Cut Off Date Whole Loan Balance	Set equal to Total Trust Exposure
Whole Loan Cut-off Date LTV Ratio (%)	Set equal to Cut-Off Date LTV
Whole Loan Underwritten NCF DSCR (x)	Set equal to Underwritten NCF DSCR (x)
Whole Loan Underwritten NOI Debt Yield (%)	Set equal to Underwritten NOI Debt Yield
Total Debt Cut-off Date Balance ($)	Set equal to Cut Off Date Whole Loan Balance
Total Debt Cut-off Date LTV Ratio	Set equal to Whole Loan Cut-off Date LTV Ratio (%)
Total Debt UW NCF DSCR	Set equal to Whole Loan Underwritten NCF DSCR (x)
Total Debt UW NOI Debt Yield	Set equal to Whole Loan Underwritten NOI Debt Yield (%)

B-1